CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
ASSETS
Allowance for accounts receivable	$ 8,892		$ 3,918
Prepayment to related parties, current	6,781		8,914
Prepayment to related parties, non-current	352		344
Current liabilities:
Accounts payable of the consolidated variable interest entities without recourse to the Company	24,050	[1]	11,726	[1]
Receipt in advance of the consolidated variable interest entities without recourse to the Company	12,552	[1]	5,383	[1]
Deferred revenue of the consolidated variable interest entities without recourse to the Company	14,922	[1]	21,072	[1]
Payable to equity investments of consolidated variable interest entities without recourse to the Company	817	[1]	25,217	[1]
Accrued expenses and other current liabilities of the consolidated variable interest entities without recourse to the Company	35,239	[1]	26,401	[1]
Tax payable of the consolidated variable interest entities without recourse to the Company	5,658	[1]	4,084	[1]
Non-current liabilities:
Deferred tax liabilities, non-current of the consolidated variable interest entities without recourse to the Company	9,159	[1]	2,755	[1]
NQ Mobile Inc.'s shareholders' equity
Treasury stock, shares	17,154,650		4,646,245
Class A Common Shares [Member]
NQ Mobile Inc.'s shareholders' equity
Common shares, par value (in US dollars per share)	$ 0.0001		$ 0.0001
Common shares, shares authorized (in shares)	1,560,000,000		1,560,000,000
Common shares, shares issued (in shares)	400,793,283		255,067,961
Common shares, shares outstanding (in shares)	406,607,679		255,977,553
Class B Common Shares [Member]
NQ Mobile Inc.'s shareholders' equity
Common shares, par value (in US dollars per share)	$ 0.0001		$ 0.0001
Common shares, shares authorized (in shares)	240,000,000		240,000,000
Common shares, shares issued (in shares)	50,352,971		53,956,491
Common shares, shares issued and outstanding (in shares)	50,352,971		53,956,491
Consolidated variable interest entities [Member]
Current liabilities:
Accounts payable to a related party	0		54
Accounts payable of the consolidated variable interest entities without recourse to the Company	22,428		10,411
Receipt in advance of the consolidated variable interest entities without recourse to the Company	12,551		5,210
Deferred revenue of the consolidated variable interest entities without recourse to the Company	11,255		9,671
Payable to equity investments of consolidated variable interest entities without recourse to the Company	817		25,217
Accrued expenses and other current liabilities to a related party	6,633		0
Accrued expenses and other current liabilities of the consolidated variable interest entities without recourse to the Company	25,198		12,153
Tax payable of the consolidated variable interest entities without recourse to the Company	5,576		3,907
Non-current liabilities:
Deferred tax liabilities, non-current of the consolidated variable interest entities without recourse to the Company	$ 8,859		$ 2,301

[1]	All of the VIEs' assets can be used to settle obligations of their primary beneficiary. Liabilities recognized as a result of consolidating these VIEs do not represent additional claims on the Company's general assets (Note 1(d)).